Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

29. Provisions

					Project	Divestment-	Material
EURm	Restructuring	Warranty	Litigation	Environmental	losses	related	liability	Other	Total
As of January 1, 2020	377	167	75	127	50	51	81	281	1 209
Translation differences	(2)	–	(8)	(7)	(2)	–	(1)	(34)	(54)
Reclassification	–	–	–	–	–	–	–	8	8
Charged to income statement:
Additions	503	201	25	7	244	–	143	54	1 177
Reversals	(49)	(23)	(6)	–	(2)	(2)	(56)	(43)	(181)
Total charged to income statement	454	178	19	7	242	(2)	87	11	996
Utilized during year(1)	(388)	(125)	(13)	(14)	(14)	–	(37)	(36)	(627)
As of December 31, 2020	441	220	73	113	276	49	130	230	1 532
Non-current	263	20	14	88	161	43	33	114	736
Current	178	200	59	25	115	6	97	116	796

(1)   The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 81 million remained in accrued expenses as of December 31, 2020.

Restructuring provision

The Group provides for the estimated cost to restructure when a detailed formal plan of restructuring has been completed, approved by management, and announced. Restructuring costs consist primarily of personnel restructuring charges. The other main components are costs associated with exiting real estate locations, and costs of terminating certain other contracts directly linked to the restructuring. As of December 31, 2020, the restructuring provision amounted to EUR 441  million including personnel and other restructuring costs. The provision consists primarily of amounts related to the announcements made by the Group on April 6, 2016 and October 25, 2018. The majority of the restructuring cash outflows is expected to occur over the next two years.

Warranty provision

The Group provides for the estimated liability to repair or replace products under standard warranty at the time revenue is recognized. The provision is an estimate based on historical experience of the level of repairs and replacements. Cash outflows related to the warranty provision are generally expected to occur within the next 18 months.

Litigation provision

The Group provides for the estimated future settlements related to litigation based on the probable outcome of the claims. Cash outflows related to the litigation provision are inherently uncertain and generally occur over several periods. For a presentation of certain legal matters potentially affecting the Group, refer to Note 30, Commitments, contingencies and legal proceedings.

Environmental provision

The Group provides for estimated costs of environmental remediation relating to soil, groundwater, surface water or sediment contamination when the Group becomes obliged, legally or constructively, to rectify the environmental damage, or to perform restorative work. The environmental provision includes estimated costs to sufficiently clean and refurbish contaminated sites, to the extent necessary and, where necessary, continue surveillance at sites where the environmental remediation exposure is less significant. Cash outflows related to the environmental liability are inherently uncertain and generally occur over several periods.

Project loss provision

The Group provides for onerous contracts based on the lower of the expected cost of fulfilling the contract and the expected cost of terminating the contract. An onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. Project loss provisions relate to contracts with customers and are evaluated at a contract level. The majority of the project loss provision utilization is expected to occur over the next two years.

Divestment-related provision

The Group provides for indemnifications it is required to make to the buyers of its disposed businesses. Cash outflows related to the divestment-related provision are inherently uncertain.

Material liability provision

The Group recognizes the estimated liability for non-cancellable purchase commitments for inventory in excess of forecasted requirements at each reporting date. Cash outflows related to the material liability provision are expected to occur over the next 12 months.

Other provisions

The Group provides for various legal and constructive obligations such as indirect tax provisions, employee-related provisions other than restructuring provisions and asset retirement obligations. Cash outflows related to other provisions are generally expected to occur over the next two years.